Auditor's remuneration	12 Months Ended
Dec. 31, 2019
Additional information [abstract]
Auditor's remuneration

6	Auditor’s remuneration

	2019	2018	2017
	$m	$m	$m
Audit fees payable to PwC	85.2	86.6	84.8
Other audit fees payable	0.9	0.9	1.2
Year ended 31 Dec	86.1	87.5	86.0

Fees payable by HSBC to PwC
		2019	2018	2017
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	1	15.7	16.4	15.1
Fees for other services provided to HSBC		95.0	103.1	114.6
– audit of HSBC’s subsidiaries		69.5	70.2	69.7
– audit-related assurance services	2	10.0	11.4	10.8
– other assurance services	3	12.2	13.5	25.2
– taxation compliance services		1.6	1.4	1.2
– taxation advisory services		—	0.1	—
– other non-audit services	3	1.7	6.5	7.7
Year ended 31 Dec		110.7	119.5	129.7

1
Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.

2	Including services for assurance and other services that relate to statutory and regulatory filings, including comfort letters and interim reviews.

3	Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third party end user.
No fees were payable by HSBC to PwC as principal auditor for the following types of services: internal audit services and services related to litigation, recruitment and remuneration.

Fees payable by HSBC’s associated pension schemes to PwC
	2019	2018	2017
	$000	$000	$000
Audit of HSBC’s associated pension schemes	250	172	260
Audit-related assurance services	—	—	4
Year ended 31 Dec	250	172	264

No fees were payable by HSBC’s associated pension schemes to PwC as principal auditor for the following types of services: internal audit services, other assurance services, services related to corporate finance transactions, valuation and actuarial services, litigation, recruitment and remuneration, and information technology.
In addition to the above, the estimated fees paid to PwC by third parties associated with HSBC amount to $17.2m (2018: $14.0m; 2017: $3.5m). In these cases, HSBC is connected with the contracting party and may therefore be involved in appointing PwC. These fees arise from services such as auditing mutual funds managed by HSBC and reviewing the financial position of corporate concerns that borrow from HSBC.
Fees payable for non-audit services for HSBC Holdings are not disclosed separately because such fees are disclosed on a consolidated basis for the HSBC Group.